Schedule of investments
Delaware Ivy Mid Cap Growth Fund
June 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.31%♦
Communication Services — 5.97%
Pinterest Class A †	5,275,144	$ 232,475,596
Trade Desk Class A †	1,747,671	170,695,027
		403,170,623
Consumer Discretionary — 12.12%
DraftKings Class A †	1,716,035	65,501,056
Five Below †	321,144	34,995,062
Floor & Decor Holdings Class A †	1,458,761	145,015,431
Levi Strauss & Co. Class A	4,546,156	87,649,888
Lululemon Athletica †	220,168	65,764,181
National Vision Holdings †	2,467,484	32,299,365
On Holding Class A †	3,536,723	137,224,852
Pool	397,760	122,243,581
Tractor Supply	132,291	35,718,570
Vail Resorts	511,044	92,054,356
		818,466,342
Consumer Staples — 2.11%
Brown-Forman Class B	1,903,206	82,199,467
Casey's General Stores	157,862	60,233,825
		142,433,292
Financials — 7.01%
Blue Owl Capital	3,807,901	67,590,243
Corpay †	165,105	43,985,623
FactSet Research Systems	196,482	80,217,706
Kinsale Capital Group	161,940	62,392,243
LPL Financial Holdings	283,997	79,320,362
MarketAxess Holdings	696,631	139,695,415
		473,201,592
Healthcare — 21.01%
Align Technology †	424,265	102,430,299
Bio-Techne	1,710,418	122,551,450
Cencora	150,444	33,895,033
Cooper	847,720	74,005,956
Dexcom †	1,334,265	151,278,966
Edwards Lifesciences †	1,201,962	111,025,230
GE HealthCare Technologies	1,403,673	109,374,200
IDEXX Laboratories †	279,413	136,130,013
Inspire Medical Systems †	392,178	52,485,182
Insulet †	368,916	74,447,249
Intuitive Surgical †	152,213	67,711,953
Ionis Pharmaceuticals †	1,313,675	62,609,750
Mettler-Toledo International †	70,996	99,223,300
Repligen †	816,663	102,948,538
Veeva Systems Class A †	646,514	118,318,527
		1,418,435,646
Industrials — 17.67%
A O Smith	1,226,569	100,308,813
Copart †	2,530,490	137,051,338
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Industrials (continued)
Fastenal	1,863,690	$ 117,114,280
Generac Holdings †	924,021	122,174,057
HEICO Class A	827,243	146,852,177
Howmet Aerospace	1,591,093	123,516,550
Lincoln Electric Holdings	488,557	92,161,392
Rollins	2,048,137	99,928,604
Trex †	1,371,752	101,674,258
Westinghouse Air Brake Technologies	513,768	81,201,032
WillScot Mobile Mini Holdings †	1,898,056	71,442,828
		1,193,425,329
Information Technology — 27.80%
Appfolio Class A †	164,438	40,216,602
ASGN †	523,869	46,189,530
Coherent †	1,811,998	131,297,375
Crowdstrike Holdings Class A †	260,305	99,746,273
Datadog Class A †	263,570	34,182,393
HubSpot †	187,673	110,687,659
Impinj †	267,739	41,973,443
Lattice Semiconductor †	1,277,741	74,096,200
Microchip Technology	1,224,798	112,069,017
MongoDB †	276,727	69,170,681
Monolithic Power Systems	246,201	202,298,438
Novanta †	599,947	97,857,355
Onto Innovation †	264,741	58,126,534
Teradyne	1,083,810	160,718,185
Trimble †	1,985,036	111,003,213
Tyler Technologies †	297,391	149,522,247
Universal Display	747,454	157,152,203
Workiva †	1,006,234	73,445,020
Zebra Technologies Class A †	346,960	107,186,353
		1,876,938,721
Materials — 1.57%
Martin Marietta Materials	195,430	105,883,974
		105,883,974
Real Estate — 4.05%
CoStar Group †	3,688,173	273,441,146
		273,441,146
Total Common Stocks (cost $5,265,534,011)		6,705,396,665

Short-Term Investments — 1.17%
Money Market Mutual Funds — 1.17%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.21%)	19,844,173	19,844,173
NQ- IV068 [0624] 0824 (3775157)    1

Schedule of investments
Delaware Ivy Mid Cap Growth Fund   (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	19,844,174	$ 19,844,174
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.35%)	19,844,173	19,844,173
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	19,844,174	19,844,174
Total Short-Term Investments (cost $79,376,694)		79,376,694

Total Value of Securities—100.48% (cost $5,344,910,705)		6,784,773,359
Liabilities Net of Receivables and Other Assets—(0.48%)		(32,672,947)
Net Assets Applicable to 232,965,532 Shares Outstanding—100.00%		$6,752,100,412
♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
2    NQ- IV068 [0624] 0824 (3775157)